Change in working capital (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Change in working capital
Decrease (increase) in amounts receivable and other assets	$ 3,038	$ (222)	$ (2,855)	$ 1,528
(Increase) decrease in inventory	(1,065)	64	(742)	0
Increase (decrease) in amounts payable and other liabilities	453	(342)	129	(522)
Change in working capital	$ 2,426	$ (500)	$ (3,468)	$ 1,006